Selected accounting policies	6 Months Ended
Jun. 30, 2023
Corporate Information And Statement Of IFRS Compliance [Abstract]
Selected accounting policies	Selected accounting policies
Basis of preparation
These Condensed Consolidated Interim Financial Statements for Alcon Inc. ("the Company") and the subsidiaries it controls (collectively, "Alcon") have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB") and with the accounting policies as described in Note 2 to the December 31, 2022 Consolidated Financial Statements in the Company’s 2022 Form 20-F ("Form 20-F").
These Condensed Consolidated Interim Financial Statements do not include all of the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls, and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Alcon's financial position and performance since the prior annual Consolidated Financial Statements. Therefore, the Condensed Consolidated Interim Financial Statements should be read in conjunction with the annual Consolidated Financial Statements for the year ended December 31, 2022, which have been prepared in accordance with IFRS as issued by the IASB and can be found in the Form 20-F.
The accompanying Condensed Consolidated Interim Financial Statements present our historical financial position, results of operations, comprehensive income and cash flows in accordance with IFRS. Alcon's principal accounting policies are set out in Note 2 to the Consolidated Financial Statements in the Form 20-F.
Use of estimates and assumptions
The preparation of Condensed Consolidated Interim Financial Statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the period that affect the reported amounts of assets and liabilities as well as revenues and expenses. Because of the inherent uncertainties, actual outcomes and results may differ from management's assumptions and estimates.
Impairment of goodwill, Alcon brand name and definite lived intangible assets
As discussed in Note 2 to the Consolidated Financial Statements in the Form 20-F, Goodwill, the Alcon brand name and acquired In-process research & development projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever events or changes in circumstance indicate that the asset's balance sheet or reportable segment carrying amount may not be recoverable. Goodwill and other intangible assets represent a significant amount of total assets on the Consolidated Balance Sheet. Impairment testing may lead to potentially significant impairment charges in the future, which could have a materially adverse impact on Alcon's results of operations and financial condition.
Financial assets
The "Financial assets" portion of the accounting policies was expanded in 2023 to include purchased or originated credit-impaired financial assets, as follows:
Purchased or originated credit-impaired financial assets are financial assets that are credit-impaired on initial recognition with one or more events that have a detrimental impact on the estimated future cash flows of those financial assets. The interest income of the financial assets is calculated by applying the credit-adjusted effective interest rate to the amortized cost of the financial asset. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired. Interest income is recognized in "Other financial income and expense" in the Consolidated Income Statement.
The lifetime expected credit loss ("ECL") of the purchased or originated credit-impaired financial assets is analyzed at inception and utilized in calculating the credit-adjusted effective interest rate, with no Day 1 impact on the carrying value of the financial assets. The value of any collateral related to the financial assets is considered in estimating the lifetime ECL at inception. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including ECLs, to the amortized cost of the debt instrument on initial recognition. Any change in the lifetime ECL from inception would be reflected as a credit loss in the Consolidated Income statement.